Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,669,585	$ 5,599,318
Containers, accumulated depreciation	(1,566,794)	(1,443,167)
Containers, net book value	4,102,791	4,156,151
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,547,254	1,627,878
Containers, accumulated depreciation	(419,359)	(396,247)
Containers, net book value	1,127,895	1,231,631
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	146,052	167,011
Containers, accumulated depreciation	(54,449)	(58,852)
Containers, net book value	91,603	108,159
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	2,578,755	2,510,937
Containers, accumulated depreciation	(647,698)	(592,374)
Containers, net book value	1,931,057	1,918,563
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	28,085	28,670
Containers, accumulated depreciation	(12,434)	(11,488)
Containers, net book value	15,651	17,182
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	20,428	20,484
Containers, accumulated depreciation	(8,233)	(7,258)
Containers, net book value	12,195	13,226
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	2,905	5,139
Containers, accumulated depreciation	(1,962)	(3,090)
Containers, net book value	943	2,049
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,154,531	1,052,707
Containers, accumulated depreciation	(382,930)	(338,068)
Containers, net book value	771,601	714,639
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	17,352	17,617
Containers, accumulated depreciation	(4,981)	(4,538)
Containers, net book value	12,371	13,079
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	49,738	51,152
Containers, accumulated depreciation	(17,996)	(17,278)
Containers, net book value	31,742	33,874
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	13,765	13,259
Containers, accumulated depreciation	(1,700)	(1,625)
Containers, net book value	12,065	11,634
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	22,573	23,313
Containers, accumulated depreciation	(4,652)	(4,351)
Containers, net book value	17,921	18,962
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	88,147	81,151
Containers, accumulated depreciation	(10,400)	(7,998)
Containers, net book value	$ 77,747	$ 73,153